Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42565
Entity Registrant Name	MASTERBEEF GROUP
Entity Central Index Key	0002027265
Entity Address, Address Line One	Unit 1509-10, Tower 1, Ever Gain Plaza
Entity Address, Address Line Two	88 Container Port Road
Entity Address, City or Town	Kwai Chung
Entity Address, Country	HK